Unaudited Condensed Consolidated Statements of Operations (Q1) (Parentheticals) - $ / shares	3 Months Ended		8 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Diluted weighted average shares outstanding, common stock	5,193,750	5,193,750	4,166,586	5,193,750
Diluted net income per share, common stock	$ 0.02	$ 0.15	$ 0.06	$ 0.3
Common Stock Subject to Possible Redemption
Diluted weighted average shares outstanding, common stock	16,774,894	18,975,000	738,327	18,975,000
Diluted net income per share, common stock	$ 0.02	$ 0.15	$ 0.06	$ 0.3